Total
Cambria Global Asset Allocation ETF
Cambria Global Asset Allocation ETF
Investment Objective
The Fund seeks income and capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Cambria Global Asset Allocation ETF Cambria Global Asset Allocation ETF
Management Fee:	none	[1]
Distribution and/or Service (12b-1) Fees:	none
Acquired Fund Fees and Expenses:	0.37%	[2]
Other Expenses:	none
Total Annual Fund Operating Expenses:	0.37%	[2]
[1]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s expenses, except for the management fee, payments under the Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which Cambria ETF Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).
[2]	Total Annual Fund Operating Expenses may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights reflect only the Fund’s operating expenses and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	One Year:	Three Years:	Five Years:	Ten Years:
Cambria Global Asset Allocation ETF | Cambria Global Asset Allocation ETF | USD ($)	38	119	208	468

Portfolio Turnover

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The Fund is designed to provide absolute positive returns with reduced downside volatility, manageable risk, and smaller drawdowns (i.e., peak-to-trough declines in performance) by identifying an investable portfolio of exchange-traded vehicles that provide diversified exposure to all of the major asset classes in the various regions, countries and sectors around the globe. Under normal market conditions, the Fund invests at least 80% of its total assets in affiliated and unaffiliated exchange-traded funds (“ETFs”) and other exchange-traded products (“ETPs”) (collectively, “Underlying Vehicles”) that provide exposure to various (i) investment asset classes, including equity and fixed income securities, real estate, commodities, and currencies, and (ii) factors such as value, momentum, and trend investing. The Fund invests in Underlying Vehicles that seek exposure to undervalued markets, according to various valuation metrics, such as the cyclically adjusted price-to-earnings ratio, commonly known as the “CAPE Shiller P/E ratio, while seeking to avoid overvalued markets through the use of systematic quantitative screens. The Fund also invests in Underlying Vehicles with momentum and trend following strategies. Momentum and trend following strategies, both of which are based on quantitative and algorithmic models, attempt to (1) invest in assets when their prices are in an uptrend (i.e., prices are increasing over a specified time period) and/or increasing relative to the prices of other assets, and (2) sell assets when their prices are in a downtrend (i.e., prices are decreasing over a specified time period) and/or decreasing relative to the prices of other assets.

Under normal market conditions, the Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), selects Underlying Vehicles that provide exposures of approximately 45% to equity securities, 45% to fixed income securities and 10% to other asset classes, such as commodities and currencies.

Under normal market conditions, Cambria allocates approximately 40% of the Fund’s total assets to long positions in foreign companies’ equity or debt securities or foreign currencies. The Fund defines foreign companies as those domiciled or principally traded outside of the U.S. The Fund defines equity exposures to include Underlying Vehicles that track the performance of stock indices, closed-end funds, real estate investment trusts (“REITs”), exchange-traded currency trusts, common stock, preferred stock and convertible securities of issuers of any market capitalization. The Fund defines fixed income exposures to include Underlying Vehicles that track the performance of fixed income indices, exchange-traded notes, securities issued by the U.S. Government and its agencies, sovereign debt and corporate bonds of any credit quality, including high yield (or “junk”) bonds. The Fund defines commodity and currency exposures to include Underlying Vehicles that track the performance of commodity and currency indices.

The Fund is considered a “fund of funds” that seeks to achieve its investment objective by primarily investing in Underlying Vehicles, including affiliated ETFs, that offer diversified exposure to all of the major asset classes in the various regions, countries, and sectors around the globe. The Fund may invest up to 20% of its net assets in instruments that are not Underlying Vehicle, but which Cambria believes will help the Fund achieve its investment objective, including futures, options, swap contracts, cash and cash equivalents, and money market funds.

Cambria has discretion to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective. The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to adjust the Fund’s holdings to meet target allocations at least annually.

Principal Risks
Performance

The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the Bloomberg Global Aggregate Index and the MSCI ACWI Index, each of which is a relevant broad-based securities market index. The Bloomberg Global Aggregate Index provides a measure of the performance of the overall global debt market, and the MSCI ACWI Index provides a measure of the performance of the overall global equity market. Performance is also shown for an additional index, the S&P Balanced Equity & Bond Moderate Index, which provides a measure for broad asset allocation strategies. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com.

The Fund’s investment objective and strategies changed effective January 1, 2019. From December 9, 2014 to December 31, 2018, Fund performance reflects the investment objective of the Fund when it sought investment results that corresponded (before fees and expenses) generally to the price and yield performance of the Cambria Global Asset Allocation Index.

Total Annual Returns for Calendar Year Ended December 31

As of June 30, 2024, the Fund’s year-to-date total return was 3.47%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Best: 11.92%, for the quarter ended June 30, 2020.

Worst: -15.68%, for the quarter ended March 31, 2020.

Average Annual Total Returns for the period ending December 31, 2023
Average Annual Returns - Cambria Global Asset Allocation ETF	Label	1 Year	[1]	5 Years	[1]	Since Inception	[1]	Inception Date	[1]
Cambria Global Asset Allocation ETF	Return Before Taxes	8.66%		6.68%		4.84%		Dec. 09, 2014
Cambria Global Asset Allocation ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	7.18%		5.14%		3.56%		Dec. 09, 2014
Cambria Global Asset Allocation ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	5.28%		4.63%		3.29%		Dec. 09, 2014
Bloomberg Global Aggregate Index (Reflects no deduction for fees, expenses or taxes)	Bloomberg Global Aggregate Index (Reflects no deduction for fees, expenses or taxes)	5.72%	[2]	(0.32%)	[2]	0.31%	[2]	Dec. 09, 2014	[2]
MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)	MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)	22.81%	[2]	12.27%	[2]	8.77%	[2]	Dec. 09, 2014	[2]
S&P Balanced Equity & Bond Moderate Index (Reflects no deduction for fees, expenses or taxes)	S&P Balanced Equity & Bond Moderate Index (Reflects no deduction for fees, expenses or taxes)	14.71%	[2]	7.96%	[2]	6.43%	[2]	Dec. 09, 2014	[2]
[1]	The Fund’s objective changed effective January 1, 2019. Prior to that date, the Fund was passively managed and sought to track the performance, before fees and expenses, of the Cambria Global Asset Allocation Index. As of January 1, 2019, the Fund is actively managed and seeks income and capital appreciation.
[2]	In connection with newly adopted SEC regulations applicable to the Fund, the Bloomberg Global Aggregate Index and the MSCI ACWI Index are the Fund’s new broad-based securities market indexes. Performance information is also shown for the S&P Balanced Equity & Bond Moderate Index, the Fund’s previous broad-based securities market index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.